Post Balance Sheet Events	12 Months Ended
Dec. 31, 2017
Disclosure of events after reporting period [Abstract]
Post Balance Sheet Events
Post Balance Sheet Events
Since the balance sheet date, the Company has reached an out-of-court settlement with regards to the patent infringement litigation which we had been pursuing. The settlement has been recognized as an accrual at December 31, 2017.
Furthermore, post year end we have announced plans to close our plants in Brigham City, UT and Findlay, OH. The operations from our Brigham City operation will be moved to our Canadian gas cylinders facility and the operations from Findlay will be moved to our Madison, IL facility.